Summary of Assets and Liabilities That are Measured at Fair Value On a Recurring Basis (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	$ 43,778,000	$ 30,342,000	$ 17,888,000
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | First Light Acquisition Group Inc [Member] | Contingent Interest Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | First Light Acquisition Group Inc [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	1,495,000	575,000	5,751,150
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | First Light Acquisition Group Inc [Member] | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | First Light Acquisition Group Inc [Member] | Forward Purchase Units [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | First Light Acquisition Group Inc [Member] | Contingent Interest Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | First Light Acquisition Group Inc [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | First Light Acquisition Group Inc [Member] | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	442,000	170,000
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | First Light Acquisition Group Inc [Member] | Forward Purchase Units [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	43,778,000	30,342,000	17,888,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | First Light Acquisition Group Inc [Member] | Contingent Interest Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	273,448	32,865
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | First Light Acquisition Group Inc [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | First Light Acquisition Group Inc [Member] | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities			1,718,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | First Light Acquisition Group Inc [Member] | Forward Purchase Units [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	2,645,604	326,234	521,184
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | First Light Acquisition Group Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in trust account	43,214,249	42,453,107	230,004,784
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | First Light Acquisition Group Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in trust account
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | First Light Acquisition Group Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in trust account